Note 15 - Intangible (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Amortisation period of intangible assets material to entity	5 years	5 years
Amortisation percentage	20.00%	20.00%